Subsequent events - Additional Information (Detail) $ / shares in Units, $ in Thousands, MMBbls in Millions															12 Months Ended
	Apr. 04, 2023 USD ($)	Mar. 20, 2023 USD ($)	Mar. 16, 2023 USD ($)	Mar. 10, 2023 USD ($)	Mar. 06, 2023 USD ($)	Mar. 03, 2023 USD ($)	Mar. 01, 2023 USD ($)	Feb. 27, 2023 USD ($)	Feb. 22, 2023 USD ($)	Jan. 27, 2023 USD ($) m³	Jan. 20, 2023 USD ($)	Jan. 19, 2023 USD ($)	Jan. 13, 2023 USD ($)	Jan. 04, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Feb. 28, 2023 shares	Feb. 23, 2023 USD ($) $ / shares m³ MMBbls	Feb. 15, 2023 USD ($)	Jan. 31, 2023 shares	Dec. 18, 2017 shares
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid															$ 34,430	$ 54,636	$ 43,756
Repayment Of Loan and Interest															$ 195,091	$ 284,695	$ 98,761
Number of shares issued | shares																								100,000,000
Vista Argentina [member] | Syndicated loan [Member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment Of Loan and Interest											$ 24,340
Non-adjusting events [member]
Disclosure of non-adjusting events after reporting period [line items]
Purchase of investments										$ 28,400
Non-adjusting events [member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Repayment Of Loan and Interest							$ 6,250
Storage Capacity | m³										35,644
Dispatch Capacity | m³										5,944
Cash																		$ 5,734	$ 10,734		$ 26,468	$ 10,000
Non-adjusting events [member] | Vista Argentina [member] | ON III [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid									$ 167
Non-adjusting events [member] | Vista Argentina [member] | ON XI and XII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid								$ 3,053
Non-adjusting events [member] | Vista Argentina [member] | ON XVIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value						$ 118,542
Borrowings, interest rate						0.00%
Borrowings, maturity date						March 3, 2027
Non-adjusting events [member] | Vista Argentina [member] | ON XIX [Member]
Disclosure of non-adjusting events after reporting period [line items]
Borrowings, face value						$ 16,458
Borrowings, interest rate						1.00%
Borrowings, maturity date						March 3, 2028
Non-adjusting events [member] | Vista Argentina [member] | ON VI and XV [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid					$ 212
Non-adjusting events [member] | Vista Argentina [member] | ON VII and VIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid				$ 744
Non-adjusting events [member] | Vista Argentina [member] | ON XIII [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid			$ 644
Non-adjusting events [member] | Vista Argentina [member] | ON X [Member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid		$ 395
Non-adjusting events [member] | Oiltanking Ebytem S.A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Storage Capacity | m³										300,000
Dispatch Capacity | m³										50,000
Non-adjusting events [member] | Petrolera Aconcagua Energa S.A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Par value per share | $ / shares																					$ 1
Loan Agreement With Banco Macro Loan [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid														$ 111
Loan Agreement Banco Santander International [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid	$ 109
Loan Agreement Banco Bbva Argentina Sa [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid												$ 72
Loan Agreement With Conoco Phillips [Member] | Vista Argentina [member]
Disclosure of non-adjusting events after reporting period [line items]
Interest Amount Paid													$ 639
Series B Shares [Member] | Non-adjusting events [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued | shares																				1,176,811			1,176,811
Crude Oil Condensate And Natural Gas Liquids [Member] | Non-adjusting events [member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of volumes retained																					100.00%
Volume of oil for better performance | MMBbls																					4
Voume of gas for better performance | m³																					300,000,000
Crude Oil Condensate And Natural Gas Liquids [Member] | Non-adjusting events [member] | Petrolera Aconcagua Energa S.A [Member]
Disclosure of non-adjusting events after reporting period [line items]
Percentage of righ to purchase shares																					60.00%